Document and Entity Information	Jul. 29, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42253
Entity Registrant Name	Silexion Therapeutics Corp
Entity Central Index Key	0002022416
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	12 Abba Hillel Road
Entity Address, City or Town	Ramat-Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250606
City Area Code	972
Local Phone Number	3-7564999
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Ordinary Shares, par value $0.0135 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0135 per share
Trading Symbol	SLXN
Security Exchange Name	NASDAQ
Warrants exercisable for Ordinary Shares at an exercise price of $1,552.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants exercisable for Ordinary Shares at an exercise price of $1,552.50 per share
Trading Symbol	SLXNW
Security Exchange Name	NASDAQ